Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Summary of Inventories

	March 31,
	2022	2021
Finished goods	$105,873	$85,956
Raw and packaging materials	62,466	60,299
Work in progress	36,367	28,185
Other	5,733	5,852
	$210,439	$180,292